Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000122237
Shareholder Report [Line Items]
Fund Name	Al Frank Fund
Class Name	Class R
Trading Symbol	VALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Al Frank Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.alfrankfunds.com. You can also request this information by contacting us at 1-888-263-6443
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-263-6443
Additional Information Website	www.alfrankfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.24% [1]
AssetsNet	$ 89,169,328
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 342,963
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,169,328 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$342,963 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.9%
Money Market Funds	7.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.9%
Consumer Staples	1.5%
Real Estate	2.2%
Materials	2.3%
Consumer Discretionary	4.6%
Energy	4.8%
Media	6.0%
Money Market Funds	7.2%
Health Care	9.9%
Industrials	14.3%
Financials	18.2%
Technology	30.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	4.8%
Lam Research Corporation	3.9%
Seagate Technology Holdings PLC	3.2%
Corning, Inc.	3.2%
Intel Corporation	3.1%
Cummins, Inc.	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Company	2.6%
Cohu, Inc.	2.5%
MSILF Treasury Portfolio, Institutional Class	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at www.alfrankfunds.com or upon request at 888-263-6443.

On January 1, 2026, Focus Partners Wealth, LLC ( “Focus”) became the investment adviser to the Fund pursuant to an interim advisory agreement as a result of the merger of Kovitz Investment Group Partners, LLC (“Kovitz”), the Fund’s former adviser, into Focus. At a shareholder meeting on May 21, 2026, shareholders approved a new investment advisory agreement with Focus.

Effective April 27, 2026, Robert Schundler replaced John Buckingham and Jason Clark as the portfolio manager of the Fund.

[1]	Annualized